RELATED PARTY TRANSACTIONS (Details Narrative)			10 Months Ended	12 Months Ended
	Nov. 23, 2021 USD ($) $ / shares shares	Apr. 20, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) Integer $ / shares shares	Dec. 31, 2021 USD ($) shares
Related Party Transaction [Line Items]
Common Stock, Value, Issued
Sale of Stock, Price Per Share | $ / shares				$ 10.45
Debt Instrument, Interest Rate, Stated Percentage				50.00%
Proceeds from Issuance Initial Public Offering			197,498,815
Notes Payable, Related Parties			0		$ 0
Warrants price per share | $ / shares				$ 0.01
Stock issuance, cost			582,540
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Payment for services				10,000
Administrative services expenses			10,000	120,000
Reimbursed cost			$ 26,403	$ 167,618
Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		$ 338,038
Debt Instrument, Maturity Date		Dec. 10, 2021
IPO [Member]
Related Party Transaction [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 10.15			$ 10.15
Proceeds from Issuance Initial Public Offering	$ 202,998,782
IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance Initial Public Offering		$ 696,875
IPO [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 400,000
Debt Instrument, Interest Rate, Stated Percentage		0.01%
Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Debt repayment conversion				$ 1,500,000
Affiliate Sponsor [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Warrants price per share | $ / shares				$ 1.00
Common Class B [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued | shares			5,833,083	5,833,083	5,833,083
Common Stock, Value, Issued			$ 583	$ 583	$ 583
Issuance of class B ordinary share to sponsor, shares | shares	99,999
Initial shareholders percentage			22.58%		22.58%
Share issued during the period, value	$ 268,617
Offering cost	2.87%
Stock issuance, cost	$ 9,351,106
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common Stock, Value, Issued			$ 25,100		$ 25,100
Common Class B [Member] | EF Hutton [Member]
Related Party Transaction [Line Items]
Issuance of class B ordinary share to sponsor, shares | shares				69,999	69,999
Common Class B [Member] | Jones Trading [Member]
Related Party Transaction [Line Items]
Issuance of class B ordinary share to sponsor, shares | shares				30,000	30,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued | shares			0	0	0
Common Stock, Value, Issued
Sale of Stock, Price Per Share | $ / shares				$ 12.00
Common Class A [Member] | IPO [Member]
Related Party Transaction [Line Items]
Issuance of class B ordinary share to sponsor, shares | shares	19,999,880
Sale of Stock, Price Per Share | $ / shares	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 199,998,800
Warrants price per share | $ / shares	$ 11.50
Stock issuance, cost	$ 9,351,106
Common Class A [Member] | Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Trading days | Integer				20